Share-Based Compensation (Details) - Schedule of Activities for the Company’s RSUs - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Activities for the Company RSUs [Abstract]
Number of RSUs, outstanding at beginning	5,000,000
Weighted Average Grant Price, at beginning	$ 2.47
Number of RSUs, Granted		5,000,000
Weighted Average Grant Price, Granted		$ 2.47
Number of RSUs, Outstanding at ending		5,000,000
Weighted Average Grant Price, Outstanding at ending		$ 2.47